Consolidated Statements of Stockholders' Equity - USD ($)	Total	Other Comprehensive Income	Ordinary Shares $0.0001 Par Value	Additional Paid-in Capital	Statutory Reserves	Retained Earnings/(Loss)
Balance at Mar. 31, 2015	$ (250,206)	$ (966)	$ 10,000	$ (9,000)		$ (250,240)
Balance, shares at Mar. 31, 2015			100,000,000
Reverse stock split (1-for-10)			$ (9,000)	9,000
Reverse stock split (1-for-10), shares			(90,000,000)
Adjustment as recapitalization from VIE	(1,000)			(1,000)
Capital contributions by owners	1,054,607			1,054,607
Net income	652,852				65,331	587,521
Cumulative translation adjustment	(2,643)	(2,643)
Balance at Mar. 31, 2016	1,453,610	(3,609)	$ 1,000	1,053,607	65,331	337,281
Balance, shares at Mar. 31, 2016			10,000,000
Net income	1,713,971					1,713,971
Cumulative translation adjustment	(146,008)	(146,008)
Balance at Mar. 31, 2017	3,021,573	(149,617)	$ 1,000	1,053,607	65,331	2,051,252
Balance, shares at Mar. 31, 2017			10,000,000
Proceeds from sale of Common Stock	7,731,271		$ 142	7,731,129
Proceeds from sale of Common Stock, shares			1,421,393
Capital contributions by owners	139,644			139,644
Net income	391,851					391,851
Cumulative translation adjustment	96,011	96,011
Balance at Sep. 30, 2017	$ 11,380,350	$ (53,606)	$ 1,142	$ 8,924,380	$ 65,331	$ 2,443,103
Balance, shares at Sep. 30, 2017			11,421,393